UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21791

Name of Fund: Global Income & Currency Fund Inc. (GCF)

Fund Address: 2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Global Income & Currency Fund Inc., 2 World Financial Center, 7th Floor, New York, New York 10281.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1 – Report to Stockholders

Global Income &
Currency Fund Inc.

Semi-Annual Report
(Unaudited)
June 30, 2009

Global Income & Currency Fund Inc.

Directors and Officers

Paul Glasserman, Director and Chairman of the Board
Steven W. Kohlhagen, Director and Chairman of the Audit Committee
Laura S. Unger, Director and Chairperson of the Nominating and Corporate Governance Committee
William J. Rainer, Director
Justin C. Ferri, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Michelle H. Rhee, Chief Legal Officer
Robert M. Zakem, Chief Compliance Officer
Jeff E. McGoey, Vice President

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

Proxy Results

During the six-month period ended June 30, 2009, the stockholders of Global Income & Currency Fund Inc. voted on the following proposal, which was approved at the annual meeting of stockholders on April 24, 2009. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	6,133,988	174,242
	Steven W. Kohlhagen	6,130,569	177,661
	William J. Rainer	6,130,942	177,288
	Laura S. Unger	6,131,885	176,345

2	GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009

Fund Profile as of June 30, 2009 (Unaudited)

Fund Information

The investment objective of Global Income & Currency Fund Inc. (the “Fund”) is to provide current income while also seeking total returns. The Fund seeks to achieve its investment objective by constructing and actively managing a portfolio of investments that provides long and short exposure to selected foreign currencies. There can be no assurance that the Fund will achieve its investment objective.

Symbol on New York Stock Exchange (“NYSE”)	GCF
Initial Offering Date	April 28, 2006
Yield on Closing Market Price as of June 30, 2009 ($13.86)*	5.84%
Current Quarterly Distribution per share of Common Stock**	$0.2025
Current Annualized Distribution per share of Common Stock**	$0.81

*

Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price as of June 30, 2009. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/09 (a)	12/31/08	Change (b)	High	Low

Market Price (c)	$13.86	$13.97	(0.79%)	$14.73	$13.07
Net Asset Value	$16.59	$16.39	1.22%	$16.97	$15.98

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of 4.22% based on net asset value per share and 2.15% based on market price per share, assuming reinvestment of dividends.

(b)	Does not include reinvestment of dividends.

(c)	Primary Exchange Price, NYSE.

Portfolio Information

Percent of
Notional Exposure by Country†	Net Assets

United States	79.4%
Turkey	0.4
Chile	0.3
Colombia	0.1
Switzerland	(13.3)
Sweden	(12.5)
Korea	(12.5)

†

This table denotes the notional exposure of Fund investments by country as a percentage of net assets of the Fund. For additional detail on the Fund’s holdings, please refer to the “Schedule of Investments” section included in this report.

GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009	3

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities		Face Amount	Value

Colombia — 6.9%
	Foreign Commercial Paper** — 6.9%
	Colombia Government International Bond, 11.75%, 3/01/10	COP	15,075,000,000	$7,216,242

	Total Short-Term Securities in Colombia			7,216,242

Turkey — 14.8%
	Foreign Commercial Paper** — 14.8%
	Turkey Government Bond, 10.884%, 4/14/10	TRY	25,676,000	15,376,438

	Total Short-Term Securities in Turkey			15,376,438

Short-Term Securities	Maturity Date	Discount Rate		Face Amount

United States — 79.4%
U.S. Government Agency Obligations** — 76.3%
Fannie Mae	8/26/09	0.80%	USD	3,500,000	3,499,402
Fannie Mae	11/04/09	0.32%		1,500,000	1,498,793
Fannie Mae (a)	12/21/09	0.33%		8,200,000	8,189,356
Federal Home Loan Banks	7/06/09	0.24%		3,000,000	2,999,961
Federal Home Loan Banks (a)	7/27/09	0.25%		2,655,000	2,654,827
Federal Home Loan Banks	8/05/09	0.243%		2,500,000	2,499,733
Federal Home Loan Banks	9/02/09	0.20%		8,000,000	7,997,896
Federal Home Loan Banks	9/11/09	0.24%		2,500,000	2,499,250
Federal Home Loan Banks	9/14/09	0.40%		3,245,000	3,243,987
Federal Home Loan Banks	9/16/09	0.175%		3,000,000	2,999,037
Federal Home Loan Banks (a)	9/18/09	0.40%		7,200,000	7,197,631

Short-Term Securities	Maturity Date	Discount Rate	Face Amount		Value

United States (concluded)
U.S. Government Agency Obligations** (concluded)
Federal Home Loan Banks (a)	10/02/09	0.41%	USD	3,000,000	$2,998,683
Federal Home Loan Banks	10/19/09	0.32%		2,000,000	1,998,962
Federal Home Loan Banks (a)	10/20/09	0.35%		6,000,000	5,996,856
Federal Home Loan Banks	11/02/09	0.22%		10,000,000	9,992,080
Federal Home Loan Banks (a)	11/12/09	0.31%		4,000,000	3,996,576
Federal Home Loan Banks	11/13/09	0.28%		2,500,000	2,497,843
Federal Home Loan Banks	12/07/09	0.29%		3,000,000	2,996,424
Freddie Mac	7/20/09	0.25%		2,300,000	2,299,890
Freddie Mac	12/23/09	0.33%		1,300,000	1,298,294

Total U.S. Government Agency Obligations					79,355,481

	Short-Term Securities	Shares Held

Mutual Funds — 3.1%
	AIM Short-Term Investment Trust — Liquid Assets Portfolio —Institutional Class, 0.17% (b)	3,180,136	3,180,136

	Total Short-Term Securities in the United States		82,535,617

	Total Investments
	(Net Cost — $103,784,272*) — 101.1%		105,128,297
	Liabilities in Excess of Other Assets — (1.1%)		(1,139,842)

	Net Assets — 100.0%		$103,988,455

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$103,784,355

Gross unrealized appreciation	$1,344,367
Gross unrealized depreciation	(425)

Net unrealized appreciation	$1,343,942

**

Foreign Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown payable at fixed dates or upon maturity. The interest rates shown are rates in effect at June 30, 2009.

(a)	All or a portion of security has been pledged as collateral in connection with open forward foreign exchange contracts.

(b)	Represents the current yield as of June 30, 2009.

4	GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009

Schedule of Investments (concluded)

•	Forward foreign exchange contracts as of June 30, 2009 were as follows:

Foreign Currency Purchased		Foreign Currency Sold		Settlement Date	Appreciation (Depreciation)

USD	13,250,000	CLP	7,438,550,000	7/06/09	$(703,049)
CLP	1,000,000,000	USD	1,817,356	7/06/09	58,420
CLP	6,438,550,000	USD	11,706,455	7/06/09	370,819
USD	7,209,166	COP	16,988,400,000	7/06/09	(706,933)
COP	16,988,400,000	USD	7,920,000	7/06/09	(3,901)
USD	13,875,000	CHF	14,954,267	7/13/09	109,977
USD	13,000,000	SEK	102,082,500	7/20/09	(231,449)
USD	14,977,395	TRY	23,421,650	7/22/09	(136,802)
USD	13,015,252	KRW	16,640,000,000	7/29/09	(70,311)
USD	7,875,939	COP	16,988,400,000	8/06/09	1,776

Total Unrealized Depreciation on Forward Foreign Exchange Contracts — Net					$(1,311,453)

•	Currency Abbreviations:

CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
KRW	South Korean Won
SEK	Swedish Krona
TRY	Turkish Lira
USD	U.S. Dollar

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†

	Assets	Assets	Liabilities

Level 1	$3,180,136	—	—
Level 2	101,948,161	$540,992	$(1,852,445)
Level 3	—	—	—

Total	$105,128,297	$540,992	$(1,852,445)

†	Other financial instruments are forward foreign exchange contracts.

See Notes to Financial Statements.

GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009	5

Statement of Assets, Liabilities and Capital

As of June 30, 2009 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $103,784,272)		$105,128,297
Unrealized appreciation on forward foreign exchange contracts		540,992
Foreign cash (cost — $427)		460
Receivables:
Forward foreign exchange contracts	$626,809
Interest	276,821	903,630

Total assets		106,573,379

Liabilities

Unrealized depreciation on forward foreign exchange contracts		1,852,445
Payables:
Forward foreign exchange contracts	250,628
Dividends to stockholders	182,089
Investment advisory fees	76,093	508,810

Accrued expenses		60,421
Other liabilities		163,248

Total liabilities		2,584,924

Net Assets

Net assets		$103,988,455

Capital

Common Stock, par value $.001 per share, 100,000,000 shares authorized		$6,270
Paid-in capital in excess of par		117,609,074
Accumulated distributions in excess of investment income — net	$(1,434,840)
Accumulated realized capital losses — net	(12,239,187)
Unrealized appreciation — net	47,138

Total accumulated losses — net		(13,626,889)

Total capital — Equivalent to $16.59 per share based on 6,269,574 shares of Common Stock outstanding (market price — $13.86)		$103,988,455

See Notes to Financial Statements.

6	GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Interest		$1,827,287
Dividends		5,736

Total income		1,833,023

Expenses

Investment advisory fees	$476,768
Professional fees	40,090
Directors’ fees and expenses	32,534
Printing and stockholder reports	22,668
Custodian fees	19,000
Transfer agent fees	16,297
Repurchase offer	15,355
Accounting services	14,671
Listing fees	12,544
Insurance expenses	5,456
Other	6,490
Total expenses		661,873

Investment income — net		1,171,150

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net	(8,759,561)
Options written — net	128,012
Foreign currency transactions — net	7,334,222	(1,297,327)

Change in unrealized appreciation/depreciation on:
Investments — net	5,310,772
Options written — net	26,873
Foreign currency transactions — net	(1,383,000)	3,954,645

Total realized and unrealized gain — net		2,657,318

Net Increase in Net Assets Resulting from Operations		$3,828,468

See Notes to Financial Statements.

GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009	7

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008

Operations

Investment income — net	$1,171,150	$5,200,827
Realized loss — net	(1,297,327)	(5,406,358)
Change in unrealized appreciation/depreciation — net	3,954,645	(4,776,280)

Net increase (decrease) in net assets resulting from operations	3,828,468	(4,981,811)

Dividends & Distributions to Stockholders

Investment income — net	(2,605,990)†	(6,880,887)
Tax return of capital	—	(2,814,374)

Net decrease in net assets resulting from dividends and distributions to stockholders	(2,605,990)	(9,695,261)

Common Stock Transactions

Net redemption of Common Stock resulting from a repurchase offer (including $29,698 and $24,314 of repurchase fees, respectively)	(5,391,824)	(6,210,511)

Net Assets

Total decrease in net assets	(4,169,346)	(20,887,583)
Beginning of period	108,157,801	129,045,384

End of period*	$103,988,455	$108,157,801

* Accumulated distributions in excess of investment income — net	$(1,434,840)	—

† A portion of the dividends from net investment income may be deemed a tax return of capital at fiscal year end.

See Notes to Financial Statements.

8	GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009

Financial Highlights

	For the Six Months Ended June 30, 2009 (Unaudited)		For the Year Ended December 31,				For the Period April 28, 2006(a) to December 31, 2006

The following per share data and ratios have been derived from information provided in the financial statements.
			2008		2007

Per Share Operating Performance

Net asset value, beginning of period	$16.39		$18.58		$19.09		$19.10

Investment income — net(b)	.18		.78		1.16		.71
Realized and unrealized gain (loss) — net	.43	(c)	(1.52	)(c)	.35	(c)	.30

Total from investment operations	.61		(.74)		1.51		1.01

Less dividends and distributions from:
Investment income — net	(.41	)(d)	(1.03)		(2.02)		(.74)
Realized gain — net	—		—		—		(.21)
Tax return of capital	—		(.42)		—		(.03)

Total dividends and distributions	(.41)		(1.45)		(2.02)		(.98)

Offering costs resulting from the issuance of Common Stock	—		—		—		(.04)

Net asset value, end of period	$16.59		$16.39		$18.58		$19.09

Market price per share, end of period	$13.86		$13.97		$17.55		$18.05

Total Investment Return(e)

Based on net asset value per share	4.22	%(f)	(3.06%)		8.60%		5.48	%(f)

Based on market price per share	2.15	%(f)	(12.52%)		8.49%		(4.76	%)(f)

Average Net Assets

Expenses	1.25	%(g)	1.20%		1.16	%(h)	1.19	%(g)

Investment income — net	2.21	%(g)	4.35%		5.99%		5.45	%(g)

Supplemental Data

Net assets, end of period (in thousands)	$103,988		$108,158		$129,045		$140,415

Portfolio turnover(i)	0%		0%		0%		0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Includes repurchase offer fees, which are less than $.01 per share.

(d)	A portion of the dividends from net investment income may be deemed a tax return of capital at fiscal year end.

(e)

Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

(f)	Aggregate total investment return.

(g)	Annualized.

(h)	In 2007, a reimbursement of expenses in the amount of $10,464 had no impact on expense ratios.

(i)

Portfolio turnover is calculated based upon long-term investments. All of the securities held in the portfolio have been classified as short-term investments because the maturity dates at the time of acquisition were one year or less, and therefore, the portfolio turnover is zero.

See Notes to Financial Statements.

GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009	9

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Global Income & Currency Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol GCF. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis.

Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to structure derivative investments as defined below as anticipated. Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Debt securities are traded primarily in the over-the-counter (“OTC”) markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or the counterparty. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

(b) Foreign currency transactions — Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund may invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. entities.

(c) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract resulting from an unfavorable price change in the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

10	GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009

Notes to Financial Statements (continued)

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No.161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement no.133” (“FAS 161”) has been implemented by the Fund. The Fund utilizes derivatives to enhance return and management has determined the use of derivative instruments is not designed to hedge security positions. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying these derivatives.

Derivatives may be volatile and involve significant risk, such as, among other things, credit risk, currency risk, leverage risk and liquidity risk. They also involve the risk of mispricing or improper valuation and correlation risk (i.e., the risk that changes in the value of the derivative may not correlate perfectly, or to any degree, with the underlying asset, interest rate or index). Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, indices, currency rates or interest rates are changing in unexpected ways. The Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts.

Derivative instruments utilized by the Fund are defined below and delineated in the statement of assets, liabilities and capital and statement of operations of the Fund. As the Fund utilized more than one type of derivative in the period covered by this report, the following table summarizes the use of derivative investments in the current period:

Statement of Assets, Liabilities and Capital as of June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133	Assets	Amount	Liabilities	Amount

Currency Forward Exchange Contracts	Unrealized appreciation on forward foreign exchange contracts and Receivables Forward foreign exchange contracts	$1,167,801	Unrealized depreciation on forward foreign exchange contracts and Payables Forward foreign exchange contracts	$2,103,073

Statement of Operations for the six months ended June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Written Currency Options	$128,012	$26,873
Currency Forward Exchange Contracts	$7,506,986	$(1,383,000)

•

Forward foreign exchange contracts — The Fund will enter into forward foreign exchange contracts which include, but are not limited to, cash settled currency forward contracts including non-deliverable currency forward contracts. The contracts are marked-to-market daily and any change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. To the extent necessary, certain debt securities will serve as collateral for the Fund’s currency contracts.

•

Options — The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received). Written options are non-income producing investments.

GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009	11

Notes to Financial Statements (continued)

Writing (selling) covered call options subjects the Fund to certain additional risks. The Fund, by writing covered call options, will forgo the opportunity to benefit from potential increases in the value of the equity investments above the exercise prices of the options, but will continue to bear the risk of declines in the value of the equity investments. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the equity securities over time.

The premium received from writing options and amounts available for distribution from the Fund’s options may decrease in declining interest rate environments. The value of the equity investments also may be influenced by changes in interest rates. Higher yielding equity investments and those issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk. A summary of option transactions is found in Note 3, Investments.

(d) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) requires an analysis of tax positions taken or to be taken on a tax return and whether such positions are “more likely than not” to be sustained upon examination based on their technical merit. To the extent they would not be sustained, tax expense (and related interest and penalties) would be recognized for financial statement reporting purposes. Management has evaluated the application of FIN 48 to the Fund, and has determined that FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of the Fund’s knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2009, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital. Portions of the distributions paid by the Fund during the year ended December 31, 2008 were characterized as a tax return of capital.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is a wholly owned subsidiary of Bank of America Corporation (“Bank of America”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes.

In addition, IQ Advisors has entered into a Subadvisory Agreement with Nuveen Asset Management (“NAM”). Pursuant to the agreement, NAM provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays NAM a monthly fee at an annual rate equal to .40% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in aggregate fees paid by the Fund for these services.

12	GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009

Notes to Financial Statements (concluded)

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). ML & Co. has a substantial financial interest in BlackRock.

Certain officers of the Fund are officers and/or directors of IQ Advisors and/or ML & Co. or their affiliates.

3. Investments:

There were no purchases or sales of long-term investments for the six months ended June 30, 2009.

Transactions in options written for the six months ended June 30, 2009 were as follows:

Call Options Written	Number of Contracts	Premiums Received

Outstanding call options written, beginning of period	5,500	$116,325
Options expired	(5,500)	(116,325)

Outstanding call options written, end of period	—	—

Put Options Written	Number of Contracts	Premiums Received

Outstanding put options written, beginning of period	—	—
Options written	5,500	$11,688
Options expired	(5,500)	(11,688)

Outstanding put options written, end of period	—	—

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of capital stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months June 30, 2009 and the year ended December 31, 2008 decreased by 329,977 and 347,344, respectively, as a result of a repurchase offer.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

With regard to repurchase fees, IQ will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

5. Capital Loss Carryforward:

On December 31, 2008, the Fund had a net capital loss car-ryforward of $6,491,201, of which $3,235,195 expires in 2015 and $3,256,006 expires in 2016. This amount will be available to offset like amounts of any future taxable gains.

GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009	13

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, (“the 1940 Act”). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act (“Offers”). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer, will be determined by reference to the fourth quarterly rebalancing date of the current annual period for the currency investments (as described in the Fund’s prospectus); and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

Under the terms of the Offer for the most recent annual period, the Fund offered to purchase up to 329,977 shares from stockholders at an amount per share equal to the Fund’s net asset value per share calculated as of the close of business of the New York Stock Exchange on Wednesday, April 29, 2009, ten business days after Wednesday, April 15, 2009, the Repurchase Request Deadline. As of April 29, 2009, 329,977 shares, or 5% of the Fund’s outstanding shares, were repurchased by the Fund at $16.43 per share (subject to a repurchase fee of up to 0.55% of the net asset value per share); the Fund’s net asset value per share was determined as of 4:00 p.m. EST, Wednesday, April 29, 2009.

14	GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its stockholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

GLOBAL INCOME & CURRENCY FUND INC.	JUNE 30, 2009	15

www.IQIAFunds.com

Global Income & Currency Fund Inc. seeks to achieve its investment objective by constructing and actively managing a portfolio of investments that provides long and short exposure to selected foreign currencies.

This report, including the financial information herein, is transmitted to stockholders of Global Income & Currency Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Global Income & Currency Fund Inc.
2 World Financial Center, 7th Floor
New York, NY 10281

#IQGCF — 6/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approx. Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
January 1-31, 2009
February 1-28, 2009
March 1-31, 2009
Apri1 1-30, 2009	329,977	$16.43 per Share[1]	329,977[2]	0
May 1-31, 2009
June 1-30, 2009
Total:	329,977	$16.43 per Share[1]	329,977[2]	0

1 Subject to a repurchase fee of up to 0.55% of the net asset value per share.

2 On March 4, 2009, the repurchase offer was announced to repurchase up to 5% of outstanding shares. The expiration date of the offer was April 15, 2009. The registrant may conduct annual repurchases for between 5% and 25% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer of
Global Income & Currency Fund Inc.

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
Global Income & Currency Fund Inc.

Date: August 20, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Global Income & Currency Fund Inc.

Date: August 20, 2009